REVENUE	9 Months Ended
Sep. 30, 2022
REVENUE

10. REVENUE

Under the terms of the Company’s concentrate sales contracts, lead–silver and zinc–silver concentrates are sold on a provisional pricing basis whereby sales are recognized at prevailing metal prices when the revenue recognition criteria have been met, namely when title and the risks and rewards of ownership have transferred to the customer. Final pricing of each delivery is not determined until one to four months post-delivery. The price recorded at the time of sale may differ from the actual final price received from the customer due to changes in market prices for metals. The price volatility is considered an embedded derivative in trade receivables. The embedded derivative is recorded at fair value by mark-to-market adjustments at each reporting period until settlement occurs, with the changes in fair value recorded in revenue.

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue from contracts with customers	7,569	9,451	24,557	28,736
Provisional pricing adjustments on concentrate sales	(587)	(300)	(1,297)	(87)
Total revenue	6,982	9,151	23,260	28,649

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

The following table sets out the disaggregation of revenue by metal:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
Concentrate revenue:
Silver	4,914	5,882	14,532	18,496
Lead	1,089	1,457	3,140	4,215
Zinc	979	1,812	5,588	5,938
Total revenue	6,982	9,151	23,260	28,649